FINANCIAL INSTRUMENTS - SCHEDULE OF CROSS CURRENCY INTEREST RATE SWAP DETAILS (Details) - Cross Currency Interest Rate Swap $ in Thousands	Sep. 30, 2017 USD ($)	Sep. 30, 2017 NOK
Derivative [Line Items]
Notional amount	$ 53,128	NOK 304,000,000
Rate	6.485%	6.485%
Fair value liability	$ (15,223)